Contract Assets (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets [Abstract]
Schedule of Contract Assets
	December 31,	December 31,	January 1,
	2024	2023	2023
	US$	US$	US$

Contract assets arising from:
Internet leads generation and marketing service income	11,815,345	15,997,795	11,082,660
Marketing and events income	10,099	27,174	57,449
	11,825,444	16,024,969	11,140,109